AUGUST 31, 2025 (Unaudited) :: ULTRA CRCL
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
1
CRCA
::
Investments
Principal
Amount Value
Short-Term Investments — 13 .3%
Repurchase Agreements (a) — 13 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $6,775,455
(Cost $6,772,215) $ 6,772,215
$ 6,772,215
Total Investments — 13.3%
(Cost $6,772,215) 6,772,215
Other assets less liabilities — 86.7% 44,101,564
Net Assets — 100.0% $ 50,873,779
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra CRCL had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
47,869,278 12/9/2025 Bank of America NA 10.33% Circle Internet Group (2,393,163)
12,063,632 12/9/2025 Citibank NA 15.33% Circle Internet Group 393,841
27,531,028 11/6/2025
Nomura Global Financial
Products Inc. 13.33% Circle Internet Group 1,193,810
14,284,591 11/6/2025 Societe Generale 9.83% Circle Internet Group 401,913
101,748,529 (403,599)
Total Unrealized
Appreciation
1,989,564
Total Unrealized
Depreciation
(2,393,163)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

2 :: AUGUST 31, 2025 (Unaudited) :: NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
The Fund may enter into repurchase agreements. Repurchase agreements are primarily used by the Fund as short-term invest-
ments for cash positions. Under a repurchase agreement, the Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Fund may invest in repurchase agreements through joint account arrangements; in such cases, the
Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by the Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agree-
ment is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obliga-
tion to repurchase them. In this circumstance, the Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Fund may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund not to invest in repur-
chase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the
Fund, amounts to more than 15% of Fund’s total net assets. The investments of the Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2025, the Fund had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 4%,
dated
08/29/2025
due
09/02/2025
(a)
Bank of
America
Securities,
Inc., 4.32%,
dated
08/29/2025
due
09/02/2025
(b)
Barclays
Capital, Inc.,
4.31%, dated
08/29/2025
due
09/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.32%, dated
08/29/2025
due
09/02/2025
(d)
CF Secured
LLC, 4.31%,
dated
08/29/2025 due
09/02/2025
(e)
Natixis New
York Branch,
4.31%, dated
08/29/2025
due
09/02/2025
(f)
Total
Ultra CRCL
...........................
$ 161,311
$ 887,211 $ 403,278 $ 645,245 $ 2,658,781 $ 2,016,389 $ 6,772,215
$ 161,311 $ 887,211 $ 403,278 $ 645,245 $ 2,658,781 $ 2,016,389 $ 6,772,215
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2025 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 5/15/2032 to 2/15/2052; U.S. Treasury Notes, 1.13% to 4.25%, due 1/15/2026 to 11/15/2032, which had an aggregate value at the Trust level of $102,000,000.
(b) U.S. Treasury Bonds, 0%, due 11/15/2039 to 11/15/2051; U.S. Treasury Notes, 2.38% to 4.30%, due 7/31/2027 to 10/15/2028, which had an aggregate value at the Trust level of $561,000,000.
(c) U.S. Treasury Notes,  4.25%, due 6/30/2031, which had an aggregate value at the Trust level of $255,000,050.
(d) U.S. Treasury Bills, 0%, due 1/2/2026; U.S. Treasury Bonds, 0% to 0.88%, due 8/15/2027 to 5/15/2055; U.S. Treasury Notes, 0.50% to
4.50%, due 7/15/2026 to 5/15/2035, which had an aggregate value at the Trust level of $408,000,000.
(e) U.S. Treasury Bills, 0%, due 9/4/2025 to 7/9/2026; U.S. Treasury Bonds, 0% to 6.75%, due 8/31/2025 to 8/15/2055; U.S. Treasury Notes,
0.13% to 5%, due 8/31/2025 to 8/15/2035, which had an aggregate value at the Trust level of $1,682,001,662.
(f) U.S. Treasury Bills, 0%, due 10/9/2025 to 4/16/2026; U.S. Treasury Bonds, 0% to 4.75%, due 11/15/2028 to 8/15/2054; U.S. Treasury Notes,
0.63% to 5%, due 10/31/2025 to 1/15/2035, which had an aggregate value at the Trust level of $1,275,610,584.